FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Fixed assets
Accumulated depreciation	$ 1,076	$ 809
Fixed assets	502	572	$ 244
Cost
Fixed assets
Fixed assets	1,578	1,381
Office furniture and equipment (including computers)
Fixed assets
Accumulated depreciation	933	677
Fixed assets	266	347
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	1,199	1,024
Leasehold improvements
Fixed assets
Accumulated depreciation	143	132
Fixed assets	236	225
Leasehold improvements | Cost
Fixed assets
Fixed assets	$ 379	$ 357